Schedule of deferred tax by type of temporary difference (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Deferred tax assets not recognized	$ 4,644	$ (1,833)	$ (1,226)
Recognized net deferred tax (liability)/asset	(4,644)	1,833
Presented as: deferred tax assets		4,405
Presented as: deferred tax liabilities - net	(4,644)	(2,572)
Property, plant and equipment
IfrsStatementLineItems [Line Items]
Deferred tax assets not recognized	(354)
Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets not recognized	(4,330)	(3,206)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets not recognized	(2,192)
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets not recognized	2,232
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets not recognized
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets not recognized		624
Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets not recognized	16,665	4,405
Deferred Tax Assets Not Recognized [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets not recognized	$ (16,665)